CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable, current and sales reserves | $	$ 1,686	$ 1,947
Ordinary shares, shares authorized	60,000,000	60,000,000
Ordinary shares, shares issued	52,619,945	51,942,823
Ordinary shares, shares outstanding	44,778,847	46,926,497
Treasury stock, ordinary shares	7,841,098	5,016,326